Bridge Loan (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure of accounting policy for flow-through shares [text block]
Carrying value of Amended Bridge Loan to be derecognized	$ 3,057
Loss on extinguishment of Amended Bridge Loan	$ 65